BLACKROCK FUNDS II
BlackRock Floating Rate Income Portfolio
BlackRock Secured Credit Portfolio
(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 5, 2013 to the
Prospectus of each Fund

Effective April 8, 2013, each Fund’s Prospectus is amended as set forth below:

Effective at the opening of business on April 8, 2013, the 2% redemption fee charged by the Funds upon the sale or exchange of shares within 30 days of purchase or exchange is eliminated and will no longer be charged by the Funds. All references to this fee in the Funds’ Prospectuses are hereby deleted. In particular:

•	In the Fund Overview section of each Fund’s Prospectus, the “Fees and Expenses of the Fund” table line item for Redemption Fee is amended to indicate that no redemption fee is charged.
•	The fourth paragraph under the section of each Fund’s Prospectus entitled “Account Information — How to Choose the Share Class that Best Suits Your Needs” is deleted in its entirety.
•	The “Shares at a Glance” chart in the section of each Fund’s Prospectus entitled “Account Information — How to Choose the Share Class that Best Suits Your Needs” is amended to state that no redemption fee is charged on any share class.
•	The sentence under the section of each Fund’s Prospectus entitled “Account Information — How to Buy, Sell, Exchange and Transfer Shares — How to Exchange Shares or Transfer your Account” that states that “[i]f you held the exchanged shares for 30 days or less you may be charged a redemption fee (please refer to the “Redemption Fee” section of this prospectus for additional information),” is deleted in its entirety.
•	The third sentence of the fourth paragraph under the section of each Fund’s Prospectus entitled “Account Information — Short-Term Trading Policy” is deleted in its entirety.
•	The fifth paragraph under the section of each Fund’s Prospectus entitled “Account Information — Short-Term Trading Policy” is deleted in its entirety.
•	The section of each Fund’s prospectus entitled “Account Information — Redemption Fee” is deleted in its entirety.

Shareholders should retain this Supplement for future reference.

PRO-FRIP&SC-0313SUP